Initial Public Offering (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Text Block [Abstract]
Summary of Ordinary Share Reflected on the Balance Sheet
As of September 30, 2021, the Class A ordinary shares subject to possible redemption reflected on the balance sheet are reconciled in the following table:

Gross proceeds from IPO	$276,000,000
Less:
Proceeds allocated to Public Warrants	(18,354,000)
Ordinary share issuance costs	(14,661,607)

Plus:
Accretion of carrying value to redemption value	33,015,607

Class A ordinary shares subject to possible redemption	$276,000,000

As of December 30, 2020, the Class A ordinary shares subject to possible redemption reflected on the balance sheet are reconciled in the following table:

Gross proceeds from IPO	$276,000,000
Less:
Proceeds allocated to Public Warrants	(18,354,000)
Ordinary share issuance costs	(14,661,607)
Plus:
Accretion of carrying value to redemption value	33,015,607

Class A ordinary shares subject to possible redemption	$276,000,000